7. ASSET RETIREMENT OBLIGATIONS (Details Narrative) (USD $)	12 Months Ended			102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Notes to Financial Statements
Asset retirement obligations	$ 139,623	$ 138,129		$ 139,623
Accretion expense	$ 10,487	$ 7,500	$ 8,647	$ 47,745